Taxes	12 Months Ended
Dec. 31, 2018
Taxes
Taxes

10. Taxes

INCOME TAXES

The following table summarizes the income tax recognized in profit or loss for the years ended December 31, 2018, 2017 and 2016.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)

Current tax	€(584)	€(218)	€(466)
Deferred tax	535	20	231
Income taxes	€(50)	€(198)	€(235)

TAX LIABILITIES

The below table illustrates the tax liabilities related captions in the balance sheet on December 31, 2018, 2017 and 2016.

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Current tax payable	€1,175	€865	€1,022
Total tax liabilities	€1,175	€865	€1,022

On December 31, 2017 and December 31, 2018,  €0.9 million and €1.2 million of tax liabilities were primarily related to respectively one and five of our subsidiaries operating on a cost plus basis.

TAXES RECOGNIZED IN STATEMENT OF OPERATIONS

For the purpose of the disclosure below corporation tax was calculated at 29.58% (2017 and 2016: 34%)—which is the tax rate applied in Belgium—on the estimated assessable profit for the year. The applied tax rate for other territorial jurisdictions was the tax rate that is applicable in these respective territorial jurisdictions on the estimated taxable result of the accounting year.

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)

Income/ loss (-) before tax	€(29,209)	€(115,507)	€54,246
Income tax debit / credit (-), calculated using the Belgian statutory tax rate on the accounting income / loss (-) before tax (theoretical)	(8,640)	(39,261)	18,438
Tax expenses / income (-) in statement of operations (effective)	50	198	235
Difference in tax expense / income to explain	€8,690	€39,458	€(18,203)

Effect of tax rates in other jurisdictions	€411	€14	€163
Effect of non taxable revenues	(11,558)	(11,277)	(27,399)
Effect of share based payment expenses without tax impact	7,530	5,317	3,531
Effect of consolidation eliminations without tax impact	382	102	2
Effect of non tax deductible expenses	945	404	856
Effect of recognition of previously non recognized deferred tax assets	(1,977)	(414)	(421)
Effect of change in tax rates	—	181
Effect of tax losses (utilized) reversed	(150)	(763)	(655)
Effect of non recognition of deferred tax assets	13,108	45,895	5,720
Total explanations	€8,690	€39,458	€(18,203)

Non-taxable revenues for the years ended December 31, 2018, 2017 and 2016 related to non-taxable subsidies and tax credits.